Note Payable Officer (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Note Payable Officer (Details) [Line Items]
Notes Payable, Related Parties, Current	$ 68,000		$ 60,000	$ 60,000
Debt Instrument, Face Amount	$ 114,975		64,975
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Proceeds from Related Party Debt	$ 8,000	$ 0	0	$ 0
Officer [Member]
Note Payable Officer (Details) [Line Items]
Debt Instrument, Face Amount			$ 60,000
Debt Instrument, Interest Rate, Stated Percentage			12.00%	12.00%
Interest Expense, Related Party	$ 1,800		$ 7,240	$ 7,240